UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 1998

Check here if Amendment [X]; Amendment Number:1
This Amendment (Check only one.): [ ] is a restatement.
[X] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:          Alpine Associates, A Limited Partnership
          100 Union Avenue
          Cresskill, NJ  07626

13F File Number:  28-5180

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing this report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Todd J. Mason
Title:          Analyst
Phone:          201-871-0866
Signature, Place, and Date of Signing:

     Todd J. Mason     Cresskill, New Jersey     05/14/1999

Report Type (Check only one.):
[ X ]          13F HOLDINGS REPORT.

[   ]          13F NOTICE.

[   ]          13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.
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FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:     NONE

Form 13F Information Table Entry Total:     42

Form 13F Information Table Value Total:     $594,653 (thousands)

Confidential information has been omitted from the public Form 13F report and filed separately with the Commission.

List of Other Included Managers:

NONE
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                                                                           FORM 13F INFO TABLE
                                                                  VALUE     SHARES /   SH PUT INV             VOTING AUTHORITY
         NAME OF ISSUER            TITLE OF CLASS     CUSIP      (x$1000)    PRN AMT  PRN CALLDSC     SOLE    SNONE
AMERICAN BANKERS INS GRP                       COM 024456-10-5        13984     329052 SH     Sole      32905200
AMERICAN BANKERS INS GRP                       PUT 024456-95-5         2125      50000 SH     Sole       5000000
AMERICAN BANKERS INS GRP            PFD B CV$3.125 024456-20-4        22743     252700 SH     Sole      25270000
AMERICAN HOME PRODUCTS                         PUT 026609-95-7         5630     107500 SH     Sole      10750000
AMERICAN HOME PRODUCTS                        CALL 026609-90-7        16864     322000 SH     Sole      32200000
AMERICAN STORES CO NEW                         COM 030096-10-1        32544    1011100 SH     Sole     101110000
AMERITECH CORP NEW                             COM 030954-10-1         7660     161700 SH     Sole      16170000
AMOCO CORP                                     COM 031905-10-2        56644    1051400 SH     Sole     105140000
AMP INC                                        COM 031897-10-1         1072      30000 SH     Sole       3000000
AVECOR CARDIOVASCULAR                          COM 053547-10-5         2269     238900 SH     Sole      23890000
BAY ST GAS CO                        COM PAR $3.33 072612-60-9        10022     257400 SH     Sole      25740000
CENTENNIAL CELLULAR CORP                      CL A 15133V-10-9         2231      70000 SH     Sole       7000000
CHRYSLER CORP                                  COM 171196-10-8        85490    1785700 SH     Sole     178570000
CHRYSLER CORP                                  PUT 171196-95-8        19657     410600 SH     Sole      41060000
CLIFFS DRILLING CO                             COM 18682C-10-0          554      28100 SH     Sole       2810000
CRESTAR FINL CORP                              COM 226091-10-6        27739     488803 SH     Sole      48880300
DEKALB GENETICS CORP                          CL B 244878-20-3        17167     186600 SH     Sole      18660000
DELTA & PINE LD CO                             COM 247357-10-6        10793     245300 SH     Sole      24530000
DOMINICKS SUPERMARKETS INC                     COM 257159-10-3         1068      25000 SH     Sole       2500000
EASTERN ENVIRON SERV INC                       COM 276369-10-5        19011     631100 SH     Sole      63110000
EQUITY CORP INTL                               COM 294644-10-9         6387     283900 SH     Sole      28390000
FOAMEX INTL INC                                COM 344123-10-4         8300     570000 SH     Sole      57000000
HARVEYS CASINO RESORTS                         COM 417826-10-4         2130      89000 SH     Sole       8900000
KANSAS CITY PWR & LT CO                        COM 485170-10-4        12375     406600 SH     Sole      40660000
LIFE FINANCIAL CORP                            COM 53184P-10-1         1584     316800 SH     Sole      31680000
LIFE RE CORP                                   COM 532160-10-8        21881     238000 SH     Sole      23800000
LIFE TECHNOLOGIES                              COM 532177-20-1         4075     123500 SH     Sole      12350000
MAINSTREET FINANCIAL CORP                      COM 560633-10-9          759      22100 SH     Sole       2210000
MEMCO SOFTWARE LTD                             ORD M69065-10-6         6174     441000 SH     Sole      44100000
MIDAMERICAN ENERGY HLDG                        COM 595920-10-9        20293     767600 SH     Sole      76760000
MONSANTO CO                                    COM 611662-10-7        62051    1100700 SH     Sole     110070000
PEOPLES BANCORP INC DEL                        COM 709909-10-5         1609     163000 SH     Sole      16300000
POLYGRAM NV                                    COM 731733-10-1         6594     116210 SH     Sole      11621000
RIO HOTEL & CASINO INC                         COM 767147-10-1         3890     281700 SH     Sole      28170000
SIS BANCORP INC                                COM 78427E-10-0         3655      95100 SH     Sole       9510000
SANDWICH BANCORP MASS                          COM 800217-10-1         3565      62000 SH     Sole       6200000
STATION CASINOS INC                            COM 857689-10-3         3442     648000 SH     Sole      64800000
SUNAMERICA INC                                 COM 866930-10-0        28987     475200 SH     Sole      47520000
TR FINANCIAL CORP                              COM 872630-10-8         2836     106800 SH     Sole      10680000
TELECOMMUNICATIONS INC NE            COM TCI GRP A 87924V-10-1        31300     800000 SH     Sole      80000000
USCS INTL INC                                  COM 90330X-10-9         5152     161000 SH     Sole      16100000
XTRA CORP                                      COM 984138-10-7         2328      50000 SH     Sole       5000000
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